Accounts Receivable	12 Months Ended
Dec. 31, 2011
Accounts Receivable Additional Disclosures [Abstract]
Trade and Other Accounts Receivable, Policy [Policy Text Block]
NOTE 2	ACCOUNTS RECEIVABLE

At December 31, 2011 and December 31, 2010, the Company had the following accounts receivable:

	As of December 31, 2011	As of December 31, 2010
Accounts receivable	$541,762	$185,585
Less: Allowance for doubtful accounts	—	—
Accounts receivable, net	$541,762	$185,585

Payments for subscriptions and point purchases typically settle several days after the date of purchase.  As of December 31, 2011, the amount of unsettled transactions from payment processors amounted to $220,272 as compared to $165,991 at December 31, 2010.  These amounts are included in our accounts receivable.